Above market acquired charters (Tables)	6 Months Ended
Jun. 30, 2017
Above market acquired charters [Abstract]
Above market acquired charters

Above market acquired charters	Book value
Carrying amount as at January 1, 2017	$90,243

Amortization	$(7,744)
Carrying amount as at June 30, 2017	$82,499

Above market acquired charter future amortization expense

For the twelve month period ended June 30,	Amount
2018	$14,596
2019	$14,381
2020	$14,396
2021	$8,746
2022	$8,372
Thereafter	$22,008
Total	$82,499